Supplemental guarantor financial information (Condensed consolidated statement of comprehensive income - AGAT/AICDC Notes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Statement of Income Captions [Line Items]
Net income (loss)	$ 1,017,497	$ 1,080,353	$ 1,039,516
Other comprehensive income:
Net change in fair value of derivatives, net of tax	(14,559)	14,918	5,990
Actuarial gain on pension obligations, net of tax	(1,539)	1,125	(1,452)
Total other comprehensive (loss) income	(16,098)	16,043	4,538
Comprehensive income	1,001,399	1,096,396	1,044,054
Comprehensive (income) loss attributable to non-controlling interest	(1,865)	(4,202)	7,114
Total comprehensive income attributable to AerCap Holdings N.V.	999,534	1,092,194	1,051,168
AerCap Trust & AICDC Notes
Condensed Statement of Income Captions [Line Items]
Net income (loss)	1,017,000	1,080,000	1,040,000
Other comprehensive income:
Net change in fair value of derivatives, net of tax	(14,000)	15,000	6,000
Actuarial gain on pension obligations, net of tax	(2,000)	1,000	(2,000)
Total other comprehensive (loss) income	(16,000)	16,000	4,000
Comprehensive income	1,001,000	1,096,000	1,044,000
Comprehensive (income) loss attributable to non-controlling interest	(1,000)	(4,000)	7,000
Total comprehensive income attributable to AerCap Holdings N.V.	1,000,000	1,092,000	1,051,000
Eliminations | AerCap Trust & AICDC Notes
Condensed Statement of Income Captions [Line Items]
Net income (loss)	(1,985,000)	(1,989,000)	(2,084,000)
Other comprehensive income:
Net change in fair value of derivatives, net of tax	0	0	0
Actuarial gain on pension obligations, net of tax	0	0	0
Total other comprehensive (loss) income	0	0	0
Comprehensive income	(1,985,000)	(1,989,000)	(2,084,000)
Comprehensive (income) loss attributable to non-controlling interest	0	0	0
Total comprehensive income attributable to AerCap Holdings N.V.	(1,985,000)	(1,989,000)	(2,084,000)
AerCap Holdings N.V. | Reportable Legal Entities | AerCap Trust & AICDC Notes
Condensed Statement of Income Captions [Line Items]
Net income (loss)	1,016,000	1,076,000	1,047,000
Other comprehensive income:
Net change in fair value of derivatives, net of tax	0	0	0
Actuarial gain on pension obligations, net of tax	0	0	0
Total other comprehensive (loss) income	0	0	0
Comprehensive income	1,016,000	1,076,000	1,047,000
Comprehensive (income) loss attributable to non-controlling interest	0	0	0
Total comprehensive income attributable to AerCap Holdings N.V.	1,016,000	1,076,000	1,047,000
Guarantors | Reportable Legal Entities | AerCap Trust & AICDC Notes
Condensed Statement of Income Captions [Line Items]
Net income (loss)	1,046,000	944,000	842,000
Other comprehensive income:
Net change in fair value of derivatives, net of tax	(14,000)	13,000	0
Actuarial gain on pension obligations, net of tax	(2,000)	0	(2,000)
Total other comprehensive (loss) income	(16,000)	13,000	(2,000)
Comprehensive income	1,030,000	957,000	840,000
Comprehensive (income) loss attributable to non-controlling interest	0	0	0
Total comprehensive income attributable to AerCap Holdings N.V.	1,030,000	957,000	840,000
Non- Guarantors | Reportable Legal Entities | AerCap Trust & AICDC Notes
Condensed Statement of Income Captions [Line Items]
Net income (loss)	(363,000)	(349,000)	(441,000)
Other comprehensive income:
Net change in fair value of derivatives, net of tax	0	2,000	6,000
Actuarial gain on pension obligations, net of tax	0	1,000	0
Total other comprehensive (loss) income	0	3,000	6,000
Comprehensive income	(363,000)	(346,000)	(435,000)
Comprehensive (income) loss attributable to non-controlling interest	(1,000)	(4,000)	7,000
Total comprehensive income attributable to AerCap Holdings N.V.	(364,000)	(350,000)	(428,000)
AerCap Global Aviation Trust | Reportable Legal Entities | AerCap Trust & AICDC Notes
Condensed Statement of Income Captions [Line Items]
Net income (loss)	724,000	775,000	919,000
Other comprehensive income:
Net change in fair value of derivatives, net of tax	0	0	0
Actuarial gain on pension obligations, net of tax	0	0	0
Total other comprehensive (loss) income	0	0	0
Comprehensive income	724,000	775,000	919,000
Comprehensive (income) loss attributable to non-controlling interest	0	0	0
Total comprehensive income attributable to AerCap Holdings N.V.	724,000	775,000	919,000
AerCap Ireland Capital Designated Activity Company | Reportable Legal Entities | AerCap Trust & AICDC Notes
Condensed Statement of Income Captions [Line Items]
Net income (loss)	579,000	623,000	757,000
Other comprehensive income:
Net change in fair value of derivatives, net of tax	0	0	0
Actuarial gain on pension obligations, net of tax	0	0	0
Total other comprehensive (loss) income	0	0	0
Comprehensive income	579,000	623,000	757,000
Comprehensive (income) loss attributable to non-controlling interest	0	0	0
Total comprehensive income attributable to AerCap Holdings N.V.	$ 579,000	$ 623,000	$ 757,000